united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

Semi-Annual Report
March 31, 2015

1-877-940-2526

www.RESQFunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

RESQ Dynamic Allocation Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund’s performance figures* for the periods ended March 31, 2015, as compared to its benchmark:

	Six Months	One Year	Since Inception (a)	Since Inception (b)
RESQ Dynamic Allocation Fund - Class A	4.91%	7.49%	7.16%	N/A
RESQ Dynamic Allocation Fund - Class A with Load	(1.17)%	1.31%	2.30%	N/A
RESQ Dynamic Allocation Fund - Class C	N/A	N/A	N/A	7.50%
RESQ Dynamic Allocation Fund - Class I	5.09%	8.09%	7.68%	N/A
S&P 500 Total Return Index (c)	5.93%	12.73%	12.88%	10.64%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February1, 2015 are 3.16%, 3.76% and 2.76% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the original purchase price imposed on purchases. For performance information current to the most recent month-end, please call 1-877-940-2526.
(a) Inception date is December 20, 2013.
(b) Inception date is October 17, 2014
(c) The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015
Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Equity	90.2%
Exchange Traded Funds - Debt	8.1%
Money Market Fund	1.1%
Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

RESQ Strategic Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund’s performance figures* for the periods ended March 31, 2015, as compared to its benchmark:

	Six Months	One Year	Since Inception (a)	Since Inception (b)
RESQ Strategic Income Fund - Class A	2.51%	5.07%	5.74%	N/A
RESQ Strategic Income Fund - Class A with Load	(2.38)%	0.08%	1.77%	N/A
RESQ Strategic Income Fund - Class C	N/A	N/A	N/A	2.20%
RESQ Strategic Income Fund - Class I	2.76%	5.54%	6.09%	N/A
Barclays Aggregate Bond Index (c)	3.43%	5.72%	5.70%	1.94%

* The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated February 1, 2015 are 3.56%, 4.16% and 3.16% for the Class A, C and I Shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the original purchase price imposed on purchases. For performance information current to the most recent month-end, please call 1-877-940-2526.
(a) Inception date is December 20, 2013.
(b) Inception date is October 17, 2014.
(c) The Barclays Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2015
Holdings by Asset Type	% of Net Assets
Exchange Traded Funds - Debt	58.1%
Exchange Traded Funds - Equity	24.2%
Exchange Traded Funds - Asset Allocation	16.3%
Money Market Fund	1.5%
Liabilities In Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

RESQ Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 98.3%
	DEBT FUNDS - 8.1%
40,400	PIMCO Total Return Active Exchange Traded Fund	$4,449,252
	EQUITY FUNDS - 90.2%
57,100	Comsumer Discretionary Select Sector SPDR Fund	4,289,923
47,100	iShares Cohen & Steers REIT ETF	4,763,223
84,500	iShares MSCI EAFE ETF	5,422,365
47,300	iShares U.S. Basic Materials ETF	3,873,870
83,100	Schwab U.S. Large-Cap Growth ETF	4,476,597
104,200	Schwab U.S. Mid-Cap ETF	4,499,356
154,200	Schwab U.S. Small-Cap ETF	8,878,836
40,700	Vanguard Mid-Cap Growth ETF	4,396,414
45,000	Vanguard S&P Mid-Cap 400 ETF	4,615,200
42,400	Vanguard Small-Cap Value ETF	4,638,560
		49,854,344
	TOTAL EXCHANGE TRADED FUNDS (Cost - $53,849,720)	54,303,596
	SHORT-TERM INVESTMENTS - 1.1%
	MONEY MARKET FUND - 1.1%
585,287	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10% *	585,287
	TOTAL SHORT-TERM INVESTMENTS (Cost - $585,287)
	TOTAL INVESTMENTS - 99.4% (Cost - $54,435,007) (a)	$54,888,883
	OTHER ASSETS LESS LIABILITIES - 0.6%	353,876
	NET ASSETS - 100.0%	$55,242,759

EAFE - Europe, Australasia and Far East ETF - Exchange Traded Fund MSCI - Morgan Stanley Capital International REIT - Real Estate Investment Trust SPDR - Standard & Poor’s Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2015.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $54,435,007 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$909,863
Unrealized depreciation	(455,987)
Net unrealized appreciation	$453,876

See accompanying notes to financial statements.

RESQ Strategic Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 98.6%
	ASSET ALLOCATION FUNDS - 16.3%
227,000	First Trust Multi-Asset Diversified Income Index Fund	$4,780,620
99,150	SPDR Barclays Convertible Securities ETF	4,735,404
		9,516,024
	DEBT FUNDS - 58.1%
19,500	iShares 20+ Year Treasury Bond ETF	2,548,455
38,410	iShares 3-7 Year Treasury Bond ETF	4,769,370
96,700	iShares Emerging Markets Corporate Bond ETF	4,812,749
53,200	iShares iBoxx $High Yield Corporate Bond ETF	4,820,452
90,800	Schwab U.S. Aggregate Bond ETF	4,804,228
66,000	SPDR Barclays High Yield Bond ETF	2,588,520
50,800	Vanguard Long-Term Corporate Bond ETF	4,780,026
89,000	Vanguard Total International Bond ETF	4,814,010
		33,937,810
	EQUITY FUNDS - 24.2%
26,300	SPDR Dow Jones Industrial Average ETF Trust	4,670,354
66,700	Vangaurd Mega Cap ETF	4,693,679
77,400	Vanguard Total World Stock ETF	4,767,066
		14,131,099
	TOTAL EXCHANGE TRADED FUNDS (Cost - $57,855,648)	57,584,933
	SHORT-TERM INVESTMENTS - 1.5%
	MONEY MARKET FUND - 1.5%
839,402	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10% *	839,402
	TOTAL SHORT-TERM INVESTMENTS (Cost - $839,402)
	TOTAL INVESTMENTS - 100.1% (Cost - $58,695,050) (a)	$58,424,335
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1) %	(32,556)
	NET ASSETS - 100.0%	$58,391,779

ETF - Exchange Traded Fund
SPDR - Standard & Poor’s Depositary Receipt
*	Money market fund; interest rate reflects effective yield on March 31, 2015.
(a)
Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $58,695,050 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$83,069
Unrealized depreciation	(353,784)
Net unrealized depreciation	$(270,715)

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

	RESQ Dynamic	RESQ Strategic
	Allocation Fund (a,b)	Income Fund (a,b)
ASSETS
Investment securities:
At cost	$54,435,007	$58,695,050
At value	$54,888,883	$58,424,335
Receivable for Fund shares sold	389,483	88,322
Dividends and interest receivable	55,775	7,809
Receivable for securities sold	—	16,870,902
Prepaid expenses and other assets	14,623	14,779
TOTAL ASSETS	55,348,764	75,406,147
LIABILITIES
Investment advisory fees payable	73,008	67,965
Distribution (12b-1) fees payable	18,107	19,415
Payable for investments purchased	—	16,911,712
Accrued expenses and other liabilities	14,890	15,276
TOTAL LIABILITIES	106,005	17,014,368
NET ASSETS	$55,242,759	$58,391,779

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$53,366,128	$58,363,380
Undistributed net investment loss	(38,465)	(18,245)
Accumulated net realized gain from security transactions	1,461,220	317,359
Net unrealized appreciation/(depreciation) on investments	453,876	(270,715)
NET ASSETS	$55,242,759	$58,391,779

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$50,001,947	$53,509,806
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	4,852,986	5,270,754
Net Asset Value (Net Assets ÷ Shares Outstanding) and Redemption Price Per Share (c)	$10.30	$10.15
Maximum Offering Price Per Share (d)	$10.93	$10.66

Class C Shares :
Net Assets	$1,194,454	$1,006,124
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	116,065	99,258
Net Asset Value (Net Assets ÷ Shares Outstanding), Redemption Price Per Share (c)	$10.29	$10.14

Class I Shares :
Net Assets	$4,046,358	$3,875,849
Shares of Beneficial Interest Outstanding ($0 par value, unlimited shares authorized)	390,716	382,337
Net Asset Value (Net Assets ÷ Shares Outstanding), Redemption Price Per Share (c)	$10.36	$10.14

(a)	Class A and Class I shares of the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund commenced operations on December 20, 2013.
(b)	Class C Shares of the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund commenced operations on October 17, 2014.
(c)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.
(d)	There is a maximum front-end sales charge (load) of 5.75% and 4.75% imposed on purchases of Class A shares of the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

See accompanying notes to financial statements.

RESQ Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2015

	RESQ Dynamic	RESQ Strategic
	Allocation Fund (a,b)	Income Fund (a,b)
INVESTMENT INCOME
Dividends	$533,478	$1,140,879
Interest	544	437
TOTAL INVESTMENT INCOME	534,022	1,141,316

EXPENSES
Investment advisory fees	434,171	426,678
Distribution (12b-1) fees:
Class A	92,250	91,356
Class C	1,808	1,967
Administrative services fees	23,009	20,904
Registration fees	18,111	18,111
Transfer agent fees	16,879	16,879
Accounting services fees	16,358	16,338
Legal fees	8,150	8,150
Audit fees	7,763	7,763
Compliance officer fees	4,987	4,987
Custodian fees	4,987	4,987
Trustees fees and expenses	4,861	4,861
Printing and postage expenses	3,740	3,740
Insurance expense	1,137	1,137
Other expenses	1,512	1,512
TOTAL EXPENSES	639,723	629,370
Plus: Fees waived/reimbursed by the Advisor	(67,236)	(65,454)

NET EXPENSES	572,487	563,916

NET INVESTMENT INCOME/(LOSS)	(38,465)	577,400

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	1,462,895	(81,021)
Net realized gain from underlying investment companies	746	398,632
Net change in unrealized appreciation/(depreciation) on investments	922,748	(53,581)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,386,389	264,030

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,347,924	$841,430

(a)	Class A and Class I shares of the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund commenced operations on December 20, 2013.
(b)	Class C Shares of the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund commenced operations on October 17, 2014.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2015	For the Period Ended
	(Unaudited (a)	September 30, 2014 (b)
FROM OPERATIONS
Net investment loss	$(38,465)	$(158,559)
Net realized gain on investments	1,462,895	2,924,496
Net realized gain from underlying investment companies	746	8,093
Net change in unrealized appreciation/(depreciation) on investments	922,748	(468,872)
Net increase in net assets resulting from operations	2,347,924	2,035,158

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(4,781)
Class I	—	(322)
From net realized gains:
Class A	(2,633,081)	—
Class C	(14,654)	—
Class I	(123,613)	—
Total distributions to shareholders	(2,771,348)	(5,103)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,432,760	43,935,561
Class C	1,281,621	—
Class I	2,419,723	1,586,700
Net asset value of shares issued in reinvestment of distributions:
Class A	2,623,677	4,759
Class C	14,361	—
Class I	123,613	322
Redemption fee proceeds:
Class A	219	775
Class C	1	—
Class I	10	—
Payments for shares redeemed:
Class A	(740,101)	(2,112,959)
Class C	(100,000)	—
Class I	(93,290)	(11,624)
Net increase in net assets from shares of beneficial interest	9,962,594	43,403,534

TOTAL INCREASE IN NET ASSETS	9,539,170	45,433,589

NET ASSETS
Beginning of Period	45,703,589	—
End of Period*	$55,242,759	$45,703,589
* Includes undistributed net investment loss of:	$(38,465)	$—

SHARE ACTIVITY
Class A:
Shares Sold	430,665	4,438,957
Shares Reinvested	257,729	472
Shares Redeemed	(71,962)	(202,875)
Net increase in shares of beneficial interest outstanding	616,432	4,236,554

Class C:
Shares Sold	124,688	—
Shares Reinvested	1,412	—
Shares Redeemed	(10,035)	—
Net increase in shares of beneficial interest outstanding	116,065	—

Class I:
Shares Sold	235,993	152,620
Shares Reinvested	12,095	32
Shares Redeemed	(8,873)	(1,151)
Net increase in shares of beneficial interest outstanding	239,215	151,501

(a) Class C shares of the RESQ Dynamic Allocation Fund commenced operations on October 17, 2014.
(b) Class A and Class I shares of the RESQ Dynamic Allocation Fund commenced operations on December 20, 2013.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended
	March 31, 2015	For the Period Ended
	(Unaudited) (a)	September 30, 2014 (b)
FROM OPERATIONS
Net investment income	$577,400	$170,021
Net realized gain/(loss) on investments	(81,021)	1,724,962
Net realized gain from underlying investment companies	398,632	—
Net change in unrealized depreciation on investments	(53,581)	(217,134)
Net increase in net assets resulting from operations	841,430	1,677,849

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(560,682)	(319,317)
Class C	(4,336)	—
Class I	(30,627)	(1,127)
From net realized gains:
Class A	(1,505,183)	—
Class C	(10,706)	—
Class I	(58,902)	—
Total distributions to shareholders	(2,170,436)	(320,444)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,298,801	40,567,602
Class C	1,013,848	—
Class I	3,282,760	828,643
Net asset value of shares issued in reinvestment of distributions:
Class A	2,037,162	318,122
Class C	14,201	—
Class I	87,603	1,127
Redemption fee proceeds:
Class A	350	225
Class C	5	—
Class I	21	—
Payments for shares redeemed:
Class A	(1,230,875)	(1,607,695)
Class I	(236,816)	(11,704)
Net increase in net assets from shares of beneficial interest	18,267,060	40,096,320

TOTAL INCREASE IN NET ASSETS	16,938,054	41,453,725

NET ASSETS
Beginning of Period	41,453,725	—
End of Period*	$58,391,779	$41,453,725
* Includes undistributed net investment loss of:	$(18,245)	$—

SHARE ACTIVITY
Class A:
Shares Sold	1,280,932	4,034,421
Shares Reinvested	198,801	30,511
Shares Redeemed	(118,960)	(154,951)
Net increase in shares of beneficial interest outstanding	1,360,773	3,909,981

Class C:
Shares Sold	97,871	—
Shares Reinvested	1,387	—
Net increase in shares of beneficial interest outstanding	99,258	—

Class I:
Shares Sold	317,496	80,126
Shares Reinvested	8,561	108
Shares Redeemed	(22,803)	(1,151)
Net increase in shares of beneficial interest outstanding	303,254	79,083

(a) Class C shares of the RESQ Strategic Fund commenced operations on October 17, 2014.
(b) Class A and Class I shares of the RESQ Strategic Income Fund commenced operations on December 20, 2013.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014 (1)
Net asset value, beginning of period	$10.41	$10.00

Activity from investment operations:
Net investment loss (2)	(0.01)	(0.04)
Net realized and unrealized
gain on investments	0.51	0.45
Total from investment operations	0.50	0.41

Paid-in-capital from redemption fees (2,3)	0.00	0.00

Less distributions from:
Net investment income	—	(0.00	) (3)
Net realized gains	(0.61)	—
Total distributions	(0.61)	(0.00	) (3)
Net asset value, end of period	$10.30	$10.41
Total return (4,5)	4.91%	4.11%
Net assets, at end of period (000s)	$50,002	$44,121
Ratio of gross expenses to average
net assets (6,7)	2.62%	2.76%
Ratio of net expenses to average
net assets (6,7)	2.35%	2.35%
Ratio of net investment loss before waiver
to average net assets (6,8)	(0.44)%	(0.95)%
Ratio of net investment loss
to average net assets (6,8)	(0.17)%	(0.54)%
Portfolio Turnover Rate (5)	259%	376%

(1) The RESQ Dynamic Allocation Fund Class A shares commenced operations on December 20, 2013.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8) Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class C
For the
Period Ended
March 31, 2015
(Unaudited) (1)
Net asset value, beginning of period	$10.15
Activity from investment operations:
Net investment loss (2)	(0.01)
Net realized and unrealized
gain on investments	0.76
Total from investment operations	0.75
Paid-in-capital from redemption fees (2,3)	0.00
Less distributions from:
Net investment income	—
Net realized gains	(0.61)
Total distributions	(0.61)
Net asset value, end of period	$10.29
Total return (4,5)	7.50%
Net assets, at end of period (000s)	$1,194
Ratio of gross expenses to average
net assets (6,7)	3.22%
Ratio of net expenses to average
net assets (6,7)	2.95%
Ratio of net investment loss before wiaver
to average net assets (6,8)	(0.58)%
Ratio of net investment loss
to average net assets (6,8)	(0.31)%
Portfolio Turnover Rate (5)	259%

(1) The RESQ Dynamic Allocation Fund Class C shares commenced operations on October 17, 2014.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8) Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

RESQ Dynamic Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended		For the
	March 31, 2015		Period Ended
	(Unaudited)		September 30, 2014 (1)
Net asset value, beginning of period	$10.45		$10.00
Activity from investment operations:
Net investment income (2)	0.01		0.00 (3)
Net realized and unrealized
gain on investments	0.51		0.46
Total from investment operations	0.52		0.46
Paid-in-capital from redemption fees (2)	0.00	(3)	—
Less distributions from:
Net investment income	—		(0.01)
Net realized gains	(0.61)		—
Total distributions	(0.61)		(0.01)
Net asset value, end of period	$10.36		$10.45
Total return (4,5)	5.09%		4.58%
Net assets, at end of period (000s)	$4,046		$1,582
Ratio of gross expenses to average
net assets (6,7)	2.22	% (8)	2.36%
Ratio of net expenses to average
net assets (6,7)	1.95%		1.95%
Ratio of net investment loss before wiaver
to average net assets (6,8)	(0.05)%		(0.35)%
Ratio of net investment income
to average net assets (6,8)	0.22%		0.06%
Portfolio Turnover Rate (5)	259%		376%

(1) The RESQ Dynamic Allocation Fund Class I shares commenced operations on December 20, 2013.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8) Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014 (1)
Net asset value, beginning of period	$10.39	$10.00
Activity from investment operations:
Net investment income (2)	0.21	0.05
Net realized and unrealized
gain on investments	0.05	0.43
Total from investment operations	0.26	0.48
Paid-in-capital from redemption fees (2,3)	0.00	0.00
Less distributions from:
Net investment income	(0.13)	(0.09)
Net realized gains	(0.37)	—
Total distributions	(0.50)	(0.09)
Net asset value, end of period	$10.15	$10.39
Total return (4,5)	2.51%	4.76%
Net assets, at end of period (000s)	$53,510	$40,633
Ratio of gross expenses to average
net assets (6,7)	2.62%	2.81%
Ratio of net expenses to average
net assets (6,7)	2.35%	2.35%
Ratio of net investment income before
waiver to average net assets (6,8)	3.80%	0.19%
Ratio of net investment income
to average net assets (6,8)	4.07%	0.65%
Portfolio Turnover Rate (5)	248%	325%

(1) The RESQ Strategic Income Fund’s Class A shares commenced operations on December 20, 2013.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8) Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

Class C
For the
Period Ended
March 31, 2015
(Unaudited) (1)
Net asset value, beginning of period	$10.41
Activity from investment operations:
Net investment income (2)	0.10
Net realized and unrealized
gain on investments	0.13
Total from investment operations	0.23
Paid-in-capital from redemption fees (2,3)	0.00
Less distributions from:
Net investment income	(0.13)
Net realized gains	(0.37)
Total distributions	(0.50)
Net asset value, end of period	$10.14
Total return (4,5)	2.20%
Net assets, at end of period (000s)	$1,006
Ratio of gross expenses to average
net assets (6,7)	3.22%
Ratio of net expenses to average
net assets (6,7)	2.95%
Ratio of net investment income before
waiver to average net assets (6,8)	1.99%
Ratio of net investment income
to average net assets (6,8)	2.26%
Portfolio Turnover Rate (5)	248%

(1) The RESQ Strategic Income Fund’s Class C shares commenced operations on October 17, 2014.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8) Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

RESQ Strategic Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	March 31, 2015	Period Ended
	(Unaudited)	September 30, 2014 (1)
Net asset value, beginning of period	$10.38	$10.00
Activity from investment operations:
Net investment income (2)	0.19	0.13
Net realized and unrealized
gain on investments	0.10	0.36
Total from investment operations	0.29	0.49
Paid-in-capital from redemption fees (2)	0.00 (3)	—
Less distributions from:
Net investment income	(0.16)	(0.11)
Net realized gains	(0.37)	—
Total distributions	(0.53)	(0.11)
Net asset value, end of period	$10.14	$10.38
Total return (4,5)	2.76%	4.94%
Net assets, at end of period (000s)	$3,876	$821
Ratio of gross expenses to average
net assets (6,7)	2.22%	2.41%
Ratio of net expenses to average
net assets (6,7)	1.95%	1.95%
Ratio of net investment income before
waiver to average net assets (6,8)	3.40%	1.19%
Ratio of net investment income
to average net assets (6,8)	3.67%	1.65%
Portfolio Turnover Rate (5)	248%	325%

(1) The RESQ Strategic Income Fund’s Class I shares commenced operations on December 20, 2013.
(2) Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount is less than $0.01.
(4) Total return assumes reinvestment of all dividends and distributions, if any.
(5) Not annualized.
(6) Annualized.
(7) Does not include the expenses of other investment companies in which the Fund invests.
(8) Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1.           ORGANIZATION

The RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund (each a “Fund” and collectively the “Funds”), are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the RESQ Dynamic Allocation Fund is to seek long term capital appreciation with capital preservation as a secondary objective. The investment objective of the RESQ Strategic Income Fund is to seek income with an emphasis on total return and capital preservation as a secondary objective.

The Funds currently offer three classes of shares: Class A, Class C and Class I shares. Class A and I Shares of each Fund commenced operations on December 20, 2013. Class C shares of each Fund commenced operations on October 17, 2014. RESQ Dynamic Allocation Fund Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. RESQ Strategic Income Fund Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. Class C and Class I shares for the Funds are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.           SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to each Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for each Fund’s investments measured at fair value:

RESQ Dynamic Allocation Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$54,303,596	$—	$—	$54,303,596
Short-Term Investments	585,287	—	—	585,287
Total	$54,888,883	$—	$—	$54,888,883

RESQ Strategic Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,584,933	$—	$—	$57,584,933
Short-Term Investments	839,402	—	—	839,402
Total	$58,424,335	$—	$—	$58,424,335

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of any level at the end of the reporting period.
* Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is each Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in its open tax years (2014) or expected to be taken in the Fund’s 2015 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.           ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

RESQ Investment Partners, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of each Fund’s investment portfolio. Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of each Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.77% for each of the RESQ Dynamic Allocation Fund’s and RESQ Strategic Income Fund’s average daily net assets. For the six months ended March 31, 2015, the Advisor earned advisory fees of $434,171 and $426,678 for the RESQ Dynamic Allocation Fund and RESQ Strategic Income Fund, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses until at least January 31, 2016 to the extent necessary so that the total expenses incurred by a Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 2.35%, 2.95% and 1.95% of the daily average net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended March 31, 2015, the Advisor waived fees in the amount of $67,236 and $65,454 for the RESQ Dynamic Allocation Fund and the RESQ Strategic Income Fund, respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently less than the expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor. As of March 31, 2015, the total amount of expense reimbursement subject to recapture for the RESQ Dynamic Allocation Fund is $116,549 which will expire on September 30, 2017. As of March 31, 2015, the total amount of expense reimbursement subject to recapture for the RESQ Strategic Income Fund is $119,957 which will expire on September 30, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares, as amended (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services related to Class A and Class C shares. Under the Plans, the Funds may each pay 0.40% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the period ended March 31, 2015, RESQ Dynamic Allocation Fund incurred distribution fees of $92,250 and $1,808 for Class A and Class C shares, respectively. For the period ended March 31, 2015 the RESQ Strategic Income Fund incurred distribution fees of $91,356 and $1,967 for Class A and Class C shares, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS. During the six months ended March 31, 2015, the Distributor received $15,784 in underwriting commissions for sales of RESQ Dynamic Allocation Fund’s Class A shares, of which $2,049 was retained by the principal underwriter or other affiliated broker-dealers. During the six months ended March 31, 2015, the Distributor received

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

$4,707 in underwriting commissions for sales of RESQ Strategic Income Fund’s Class A shares, of which $748 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

4.           REDEMPTION FEES

Each Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the applicable Fund. For the six months ended March 31, 2015, the RESQ Dynamic Allocation Fund assessed $219, $1 and $10 in redemption fees for Class A, Class C and Class I shares, respectively. For the six months ended March 31, 2015 the RESQ Strategic Income Fund assessed $350, $5 and $21 in redemption fees for Class A, Class C and Class I shares, respectively.

5.           INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $137,376,388 and $124,347,602, respectively, for the RESQ Dynamic Allocation Fund, and $135,130,065 and $118,177,562, respectively, for RESQ Absolute Income Fund.

6.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the period ended September 30, 2014 was as follows:

	Ordinary	Long-Term
	Income	Capital Gains	Total
RESQ Dynamic Allocation Fund	$5,103	$—	$5,103
RESQ Strategic Income Fund	320,444	—	320,444

The Funds commenced operations on December 20, 2013.

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
RESQ Dynamic Allocation Fund	$2,768,848	$79	$—	$—	$—	$(468,872)	$2,300,055
RESQ Strategic Income Fund	1,574,539	—	—	—	—	(217,134)	1,357,405

RESQ FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2015

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short term capital gains, and the reclassification of Fund distributions, resulted in reclassification for the period ended September 30, 2014 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
RESQ Dynamic Allocation Fund	$—	$163,662	$(163,662)
RESQ Strategic Income Fund	—	150,423	(150,423)

7.           CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2015, the shareholders listed below held more than 25% of an individual fund and may be deemed to control that fund.

Shareholder	Fund	Percent
NFS LLC	RESQ Dynamic Allocation Fund	34.93%
Charles Schwab & Co.	RESQ Dynamic Allocation Fund	60.39%
NFS LLC	RESQ Strategic Income Fund	32.02%
Charles Schwab & Co.	RESQ Strategic Income Fund	49.49%

8.           SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events requiring adjustment or disclosure in the financial statements.

RESQFunds
EXPENSE EXAMPLES (Unaudited)
March 31, 2015

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

RESQ Dynamic Allocation Fund
						Hypothetical
		Actual				(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses		Beginning	Ending	Expenses
	Annualized	Account	Account	Paid		Account	Account	Paid
	Expense	Value	Value	During		Value	Value	During
	Ratio	10/1/14	3/31/15	Period		10/1/14	3/30/15	Period (a)
Class A	2.35%	$1,000.00	$1,049.10	$12.01	(a)	$1,000.00	$1,013.21	$11.80
Class C	2.95%	$1,000.00	$1,075.00	$13.84	(b)	$1,000.00	$1,010.22	$14.78
Class I	1.95%	$1,000.00	$1,050.90	$9.97	(a)	$1,000.00	$1,015.21	$9.80

RESQ Strategic Income Fund
						Hypothetical
		Actual				(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses		Beginning	Ending	Expenses
	Annualized	Account	Account	Paid		Account	Account	Paid
	Expense	Value	Value	During		Value	Value	During
	Ratio	10/1/14	3/31/15	Period		10/1/14	3/31/15	Period (a)
Class A	2.35%	$1,000.00	$1,025.10	$11.86	(a)	$1,000.00	$1,013.21	$11.80
Class C	2.95%	$1,000.00	$1,022.00	$13.48	(b)	$1,000.00	$1,010.22	$14.78
Class I	1.95%	$1,000.00	$1,027.60	$9.86	(a)	$1,000.00	$1,015.21	$9.80

(a) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).
(b) Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (165) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE
Rev. February 2014

NORTHERN LIGHTS FUND TRUST III

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number and income
■    assets, account transfers and transaction history
■    investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We don’t share
For joint marketing with other financial companies	NO	We don’t share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We don’t share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■   open an account or give us contact information
■   provide account information or give us your income information
■   make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

■   sharing for affiliates’ everyday business purposes—information about your creditworthiness
■   affiliates from using your information to market to you
■   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-940-2526 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-940-2526.

INVESTMENT ADVISOR
RESQ Investment Partners, LLC
9383 E. Bahia Drive, Suite 120
Scottsdale, Arizona 85260

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 6/5/15

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer

Date 6/5/15